Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net earnings	$ 1,117,862	$ 1,263,207
Adjustments for:
Amortization, depreciation and impairment	565,692	392,301
Deferred income tax expense (recovery)	6,170	(8,297)
Foreign exchange (gain) loss	(7,956)	3,519
Share-based payment costs	37,358	39,440
Loss on sale of business	(1,266)	0
Net change in non-cash working capital items	218,164	(56,251)
Cash provided by operating activities	1,938,556	1,633,919
Investing activities
Net change in short-term investments	8,414	(9,889)
Business acquisitions (considering the bank overdraft assumed and cash acquired)	(269,585)	(480,366)
Investment in Acando AB	0	(140,248)
Proceeds from sale of business	2,647	600
Purchase of property, plant and equipment	(128,478)	(162,061)
Additions to contract costs	(72,845)	(60,191)
Additions to intangible assets	(114,112)	(105,976)
Purchase of long-term investments	(10,594)	(523)
Proceeds from sale of long-term investments	12,100	7,845
Cash used in investing activities	(572,453)	(950,809)
Financing activities
Net change in unsecured committed revolving credit facility	(334,370)	139,575
Increase of long-term debt	1,807,167	686,810
Repayment of long-term debt	(106,496)	(355,406)
Payment of lease liabilities	(175,320)	0
Repayment of debt assumed in business acquisitions	(28,281)	(2,141)
Payment for remaining shares of Acando	(23,123)	0
Settlement of derivative financial instruments	(3,903)	(554)
Purchase of Class A subordinate voting shares held in trusts	(55,287)	(30,740)
Purchase and cancellation of Class A subordinate voting shares	(1,043,517)	(1,130,255)
Issuance of Class A subordinate voting shares	57,302	63,602
Cash provided by (used in) financing activities	94,172	(629,109)
Effect of foreign exchange rate changes on cash and cash equivalents	33,879	(24,261)
Net increase in cash and cash equivalents	1,494,154	29,740
Cash and cash equivalents, beginning of year	213,831	184,091
Cash and cash equivalents, end of year	$ 1,707,985	$ 213,831